INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Income tax expense (recovery)
	Year ended December 31, 2018	Year ended December 31, 2017
Net loss before income tax	$11,645	$11,184
Combined Canadian statutory income tax rate	27.00%	26.00%
Income tax recovery computed at statutory income tax rate	3,144	2,908
Tax effect of:
Permanent differences	(599)	(982)
Difference in tax rates in foreign jurisdictions	128	4
Changes in estimate and others	(539)	5,018
Changes in unrecognized deferred tax assets	(2,134)	(6,948)
Total tax expense (recovery)	$-	$-

Deferred income tax assets
	December 31, 2018	December 31, 2017
Deferred income tax assets and liabilities
Non-capital loss carryforwards	$24,172	$23,793
Net capital loss carryforwards	1,580	1,580
Investment tax credits	3,857	3,979
Undeducted financing costs and others	77	115
Mineral properties	1,417	(139)
Others	1,091	730
Unrecognized deferred tax assets	(32,194)	(30,058)
Deferred income tax assets (liabilities), net	$-	$-